Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions

Note 19.

Related Party Transactions

Allocations

     The Company provides services to and receives services from Cablevision and MSG. Until the Distribution date, the consolidated financial statements of the Company reflect the application of certain cost allocation policies of Cablevision. Management believes that these allocations were made on a reasonable basis. However, it is not practicable to determine whether the charged amounts represent amounts that might have been incurred on a stand-alone basis, including as a separate independent publicly owned company, as there are no company-specific or comparable industry benchmarks with which to make such estimates. Further, as many of these transactions are conducted between subsidiaries under common control of the Dolan Family, amounts charged for these services may not represent amounts that might have been received or incurred if the transactions were based upon arm's length negotiations.

     The following is a summary of the revenues and expenses included in the Company's consolidated statements of income related to transactions with or charges from Cablevision:

	Years Ended December 31,
	2011	2010	2009

Revenues, net	$23,052	$21,031	$23,314

Operating expenses:
Technical and operating expenses:
Other support functions	$367	$561	$376
Health and welfare plans	4,673	4,180	4,109
Total technical and operating expenses	$5,040	$4,741	$4,485
Selling, general and administrative expenses:
Corporate general and administrative costs, net	$19,016	$33,398	$33,132
Management fees	13,958	26,511	23,773
Health and welfare plans	5,046	4,029	4,493
Advertising expense	2,542	2,391	1,391
Other support functions	794	23	23
Sales support and other functions, net	2,176	1,603	1,200
Cablevision allocations of share-based
compensation expense	8,490	17,206	14,723
Cablevision allocations of long-term incentive plans
expense	7,285	16,207	12,955
Total selling, general and administrative expenses	$59,307	$101,368	$91,690

     The following is a summary of the revenues and expenses included in the Company's consolidated statements of income related to transactions with or credits from MSG:

	Years Ended December 31,
	2011	2010	2009

Revenues, net	$8,833	$8,172	$8,482

Operating expenses:
Technical and operating expenses:
Program rights and production services credits	$-	$(770)	$(6,528)
Total technical and operating expenses	$-	$(770)	$(6,528)
Selling, general andadministrative expenses:
Corporate general and administrative and other
credits	$(2,189)	$(1,029)	$(4,346)
Sales support and other functions	(114)	(109)	(105)
Total selling, general and administrative credits	$(2,303)	$(1,138)	$(4,451)

Revenues, net

     The Company recorded affiliation fee revenues earned, net of amortization of deferred carriage fees, under affiliation agreements with subsidiaries of Cablevision. In addition, AMC Networks Broadcasting & Technology has entered into agreements with MSG to provide various transponder, technical and support services through 2020.

Operating Expenses

Production Services

     The Company provides various studio production services to MSG, for which the charges are reflected as a reduction of the related expenses.

Other Support Functions

     Certain related parties provide various digital media and administrative support functions which primarily include salaries and facilities costs charged to the Company.

Health and Welfare Plans

     Through December 31, 2011, employees of the Company participated in health and welfare plans sponsored by Cablevision. Health and welfare benefit costs have generally been charged by Cablevision based upon the proportionate number of participants in the plans.

Corporate General and Administrative Costs, net

     Through the Distribution date, general and administrative costs, including costs of maintaining corporate headquarters, facilities and common support functions (such as executive management, human resources, legal, finance, tax, accounting, audit, treasury, risk management, strategic planning, information technology, etc.), have been charged to the Company by Cablevision. Additionally, the Company charges MSG for a portion of the Company's leased facilities utilized by MSG. Such costs allocated to the Company have been included in selling, general and administrative expenses and such cost reimbursements are recorded as a reduction to selling, general and administrative expenses. Subsequent to the Distribution date, amounts charged by Cablevision represent charges pursuant to a transition services agreement. See also Transition Services Agreement discussion below.

Management Fees

     Through the Distribution date, the Company paid Cablevision a management fee pursuant to a consulting agreement between Cablevision and certain of the Company's subsidiaries. The consulting agreement was terminated on the Distribution date and the Company did not replace it.

Advertising

The Company incurs advertising expenses charged by subsidiaries of Cablevision.

Sales Support and Other Functions, net

     Through the Distribution date, subsidiaries of Cablevision provided advertising sales support functions to the Company, which primarily included salaries and general and administrative costs, which were recorded as a charge to selling, general and administrative expenses. Additionally, the Company provides affiliation support functions to MSG, which primarily includes salaries, facilities, and general and administrative costs. These charges are recorded as a reduction to selling, general and administrative expenses.

Share-based Compensation and Long-Term Incentive Plans Expense

     Cablevision charged the Company through the Distribution date its proportionate share of expenses or benefits related to Cablevision's employee stock plans and Cablevision's long-term incentive plans. Such amounts are included in selling, general and administrative expenses in the consolidated statements of income. The long-term incentive plans are funded by the Company and aggregate liabilities of $18,137 (which includes $3,475 attributable to the Company's 2011 long-term incentive plan) and $28,934 related to these plans are included in accrued employee related costs and other liabilities in the Company's consolidated balance sheets at December 31, 2011 and December 31, 2010, respectively. These liabilities include certain performance-based awards for which the performance criteria had not been met as of December 31, 2011 as such awards are based on achievement of certain performance criteria through December 31, 2013. The Company has accrued the pro-rata amount earned that it currently believes will ultimately be paid based upon the performance criteria established for these performance-based awards. If it is subsequently determined that the performance criteria for such awards is not probable of being achieved, the Company would reverse the accrual in respect of such award at that time. As the obligations related to stock option and restricted share awards under the Cablevision stock plans are satisfied by Cablevision, the allocation to the Company of its proportionate share of the related expenses through June 30, 2011 is reflected as capital contributions in the consolidated financial statements.

Treatment of Long-Term Incentive Plans After the Distribution

     In 2011, 2010 and 2009, Cablevision granted three-year performance awards to certain executive officers and other members of the Company's management under Cablevision's 2006 Cash Incentive Plan. The 2009 awards were paid in March 2012. The Cablevision performance metrics in the awards granted in 2010 to certain executive officers and other employees of the Company were replaced with Company performance metrics. The awards granted to certain executive officers and other employees of the Company in March 2011 under the Cablevision 2006 Cash Incentive Plan were replaced in July 2011 by awards granted under the Company's 2011 Cash Incentive Plan, and the Cablevision performance metrics related to those awards were replaced with Company performance metrics. Amounts applicable to employees of the Company are and will continue to be reflected as liabilities, based on achievement of certain performance criteria as noted above, in the Company's consolidated balance sheets until settled.

     Deferred compensation awards granted by Cablevision pursuant to Cablevision's Long-Term Incentive Plan (which was superseded by the Cablevision Cash Incentive Plan in 2006) are unaffected by the Distribution. Amounts applicable to employees of the Company are reflected as liabilities in the Company's consolidated balance sheets until settled.

Transition Services Agreement

     In connection with the Distribution, Cablevision and AMC Networks entered into a Transition Services Agreement under which, in exchange for the fees specified in such agreement, Cablevision agreed to provide transition services with regard to such areas as accounting, information systems, risk management and employee services, compensation and benefits. Under the Transition Services Agreement, AMC Networks also provides certain services to Cablevision and MSG on behalf of Cablevision. The Company incurred net fees of $2,435 under the Transition Services Agreement for the year ended December 31, 2011, which were recorded as a charge to selling, general and administrative expenses.

     Under the Transition Services Agreement, AMC Networks provides transition services to Cablevision and MSG with regard to its information technology systems that AMC Networks, Cablevision and MSG may share. AMC Networks and Cablevision, as parties receiving services under the agreement, have agreed to indemnify the party providing services for losses incurred by such party that arise out of or are otherwise in connection with the provision by such party of services under the agreement, except to the extent that such losses result from the providing party's gross negligence, willful misconduct or breach of its obligations under the agreement. Similarly, each party providing services under the agreement has agreed to indemnify the party receiving services for losses incurred by such party that arise out of or are otherwise in connection with the indemnifying party's provision of services under the agreement if such losses result from the providing party's gross negligence, willful misconduct or breach of its obligations under the agreement.